Supplement Dated August 29, 2025
To The Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".
______________________________
(To be used with JMV23537 04/25, JMV21086 04/25, JMV23538 04/25, JMV25288 04/25, JMV21451 04/25, JMV18691 04/25, JMV21452 04/25, VC5869 04/25, JMV8037 04/25, JMV8037BE 04/25, JMV18692 04/25, JMV7697 04/25, VC5890 04/25, VC4224 04/25, FVC4224FT 04/25, JMV8798 04/25, JMV9476 04/25, JMV9476WF 04/25, JMV16966 04/25, VC3656 04/25, VC5995 04/25, and JMV2731 04/25)

VPS00121 08/25